                               ING INVESTORS TRUST

          ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO ("PORTFOLIO")

                        Supplement Dated October 19, 2005
   to the Institutional Class, Service Class, and Service 2 Class Prospectuses
                              Dated April 29, 2005



         Effective September 23, 2005, Ashraf el Ansary and Greg Mattiko, CFA serve as additional portfolio managers to the Portfolio and Richard Schmidt is removed as a portfolio manager.

         The section entitled "Management of the Portfolios - Portfolio Managers" on page 20 of the Institutional Class, page 18 of the Service Class, and page 17 of the Service 2 Class Prospectuses of ING JPMorgan Emerging Markets Equity Portfolio, is deleted in its entirety and replaced with the following:

         The following team members are primarily responsible for the management of the Portfolio:

         NAME                       POSITION AND RECENT BUSINESS EXPERIENCE
         ----                       ---------------------------------------
         Austin Forey               Primary Portfolio Manager of the
                                    Portfolio and Managing Director, who has
                                    been at JPMorgan (or one of its
                                    predecessors) since 1988. Mr. Forey is
                                    responsible for Global Emerging Markets
                                    portfolios, a role he has fulfilled since
                                    1994. Prior to this he worked in the UK
                                    market, where he was deputy head of UK
                                    research.

         Ashraf el Ansary           Portfolio Manager of the Portfolio
                                    since September 23, 2005, and an employee at
                                    JPMorgan since 1999, Ashraf el Ansary is an
                                    investment manager responsible for Eastern
                                    and Emerging European equities and is a
                                    Middle Eastern country specialist within the
                                    Emerging Markets Equity Team.

         Greg Mattiko, CFA          Portfolio Manager of the Portfolio since
                                    September 23, 2005, Greg Mattiko, CFA joined
                                    the Emerging Markets Equity Team in 2002 and
                                    brings a decade of experience to this role.
                                    Prior to joining JPMorgan, Mr. Mattiko was a
                                    director of portfolio management for Value
                                    Management & Research AG, based in Kronberg,
                                    Germany for seven years, where he was
                                    responsible for European Long/Short,
                                    European Technology, Global, and U.S.equity
                                    funds.

         The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                              ING INVESTORS TRUST

          ING JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO ("PORTFOLIO")

                       Supplement Dated October 19, 2005
         to the Institutional Class, Service Class, and Service 2 Class Statement of Additional Information ("SAI") and the Adviser Class SAI
                           Each Dated April 29, 2005

         Effective September 23, 2005, Ashraf el Ansary and Greg Mattiko, CFA serve as additional portfolio managers to the Portfolio and Richard Schmidt is removed as a portfolio manager. The "Other Managed Accounts" and "Portfolio Manager Ownership of Securities" information listed for "ING JPMorgan Emerging Markets Equity Portfolio" under the section entitled "Other Information About Portfolio Managers" on pages 152 and 153 of the Institutional Class, Service Class and Service 2 Class SAI, and pages 133 and 134 of the Adviser
Class SAI are hereby amended to reflect the removal of Mr. Schmidt and the addition of Messrs. el Ansary's and Mattiko's information.

         OTHER MANAGED ACCOUNTS

         The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers:

                                 REGISTERED INVESTMENT      OTHER POOLED INVESTMENT
                                 COMPANIES                  VEHICLES                      OTHER ACCTS
                                              TOTAL                      TOTAL                     TOTAL
                                 NUMBER OF    ASSETS (IN    NUMBER OF    ASSETS (IN   NUMBER OF    ASSETS (IN
            PORTFOLIO MANAGER    ACCOUNTS     MILLIONS)     ACCOUNTS     MILLIONS)    ACCOUNTS*    MILLIONS)
         Austin Forey(1)         0            N/A           5            $1           4            $617
         Ashraf el Ansary(2)     0            N/A           9            $4,919       0            N/A
         Greg Mattiko(2)         0            N/A           1            $368         0            N/A

         *None of the accounts managed are subject to performance fees.
         (1)As of December 31, 2004.
         (2)As of October 3, 2005.

         PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

         The following table shows the dollar range of shares of the Portfolio owned by the portfolio managers, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

              PORTFOLIO MANAGER         DOLLAR RANGE OF PORTFOLIO SHARES OWNED
              Austin Forey(1)                         None
              Ashraf el Ansary(2)                     None
              Greg Mattiko(2)                         None

              ----------
              (1)As of December 31, 2004.
              (2)As of October 3, 2005.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE